FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : March 31, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		March 31, 2007
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		$122304

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS
COM
025816109
  1410
25000
DEFINED 01
X


ADP
COM
035035103
  4477
92500
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   5313
290000
DEFINED 01
X


ARCH COAL INC
COM
025816109
   1841
60000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
   1270
100000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   5245
 81000
DEFINED 01
X


BEMIS CO INC
COM
081437105
   1002
 30000
DEFINED 01
X


BIOCRYST PHARMACE
COM
09058V103
   1207
144000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
   2553
100000
DEFINED 01
X


COMCAST
COM
200300200
   1696
 66600
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    1146
 45000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     564
 21726
DEFINED 01
X


DAVITA INC
COM
23918K108
   7998
150000
DEFINED 01
X


DENISON MINES CORP
COM
248356107
   9522
776000
DEFINED 01
X


EQUIFAX
COM
294429105
    4458
122300
DEFINED 01
X


EMC CORP
COM
268648102
    1385
100000
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    3182
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    3624
 101400
DEFINED 01
X


EXCEL MARITIME CAR
COM
V3267N107
    1366
 79300
DEFINED 01
X


GLOBALSTAR
COM
379364805
    1946
183630
DEFINED 01
X


HARVEST ENERGY TR
COM
41752X101
    1229
 50000
DEFINED 01
X


IDEARC INC
COM
451663108
      176
   5000
DEFINED 01
X


INTEL CORP
COM
458140100
    3348
175000
DEFINED 01
X


INTL BUS MACH
COM
459200101
    6598
70000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   1911
50000
DEFINED 01
X


3M
COM
88579Y101
   4586
60000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
   426
16150
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
   293
10000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   3143
1620000
DEFINED 01
X


NEOGEN CORP
COM
640491106
   2358
100000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  3356
161900
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
   2522
200000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 22468
390000
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   1744
100000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
  1360
50000
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
  602
20000
DEFINED 01
X


UEX CORP
COM
902666106
  1187
200000
DEFINED 01
X


VERIZON
COM
92343V104
  3792
100000
DEFINED 01
X




TOTAL						       122304